                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-10471
--------------------------------------------------------------------------------

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
               Credit Suisse Institutional Money Market Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 to June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE
INSTITUTIONAL FUNDS

SEMIANNUAL REPORT
CLASS A, B AND C SHARES

JUNE 30, 2004
(UNAUDITED)

CREDIT SUISSE INSTITUTIONAL
MONEY MARKET FUND, INC.

- PRIME PORTFOLIO

- GOVERNMENT PORTFOLIO

THE PORTFOLIOS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIOS' SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2004 (unaudited)

                                                                   June 30, 2004

Dear Shareholder:

YOUR ANNUALIZED CURRENT YIELD
 FOR THE 7-DAY PERIOD ENDING:     JUNE 30, 2004      DECEMBER 31, 2003
-----------------------------     -------------      -----------------
      Class A shares(1)               1.02%*               0.92%*
      Class B shares(1)               0.93%*               0.82%*
      Class C shares(1)               0.78%*               0.67%*
Weighted Average Maturity             52 Days              48 Days

ADVISER'S COMMENTARY: A Shift in The Cycle

   Money market fund yields reversed their long decline in June, when interest rates began to rise in anticipation of the widely expected increase in the fed funds rate. The increase responded to evidence of the quickening pace of the economy. Although corporate profits improved smartly in the latter part of 2003, job creation languished. Beginning in April of this year, a series of better-than-expected job reports convinced the market that historic low interest rates had at last succeeded in stimulating a recovery. The focus shifted to prospects for inflation and the steps the Fed might take to control it, accounting for the rise in rates.

   In terms of our strategy, we maintained a generally cautious duration stance. This approach was designed to more quickly capture the rising yields we were expecting to see near the end of the period.

   We expect yields to continue rising in line with "measured" rate increases. The Fed telegraphed its intentions earlier in the year well in advance of its change of course in order not to destabilize the markets. The strategy worked. Now it is saying it will likely stick to a policy of measured increases to keep inflation in check, while noting it will move aggressively if needed. We see nothing on the horizon to prompt it to ramp up rates and much to suggest it will maintain its gradualist approach.

   The Portfolio will continue to emphasize high quality securities to attempt to provide competitive returns without compromising safety or stability of principal. We appreciate your continued support and investment in the Portfolio.

CREDIT SUISSE ASSET MANAGEMENT, LLC

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

----------
*  With waivers and reimbursements.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004(2)

                         SINCE      INCEPTION
            1 YEAR     INCEPTION      DATE
            ------     ---------    ---------
Class A      0.91%       1.27%      11/28/01
Class B      0.81%       1.17%      11/28/01
Class C      0.66%       1.02%      11/28/01

   PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE PORTFOLIO'S YIELD WILL FLUCTUATE. ALTHOUGH EACH PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH PORTFOLIO. AN INVESTMENT IN EACH PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

----------
(1) Recent and any future declines in interest-rate levels could cause this Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2)  Returns assume reinvestment of dividends.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2004 (unaudited)

                                                                   June 30, 2004

Dear Shareholder:

YOUR ANNUALIZED CURRENT YIELD
 FOR THE 7-DAY PERIOD ENDING:      JUNE 30, 2004     DECEMBER 31, 2003
-----------------------------      -------------     -----------------
      Class A shares(1)               1.02%*                0.91%*
      Class B shares(1)               0.92%*                0.81%*
      Class C shares(1)               0.77%*                0.66%*
Weighted Average Maturity             65 Days               56 Days

ADVISER'S COMMENTARY: A Shift in The Cycle

   Money market fund yields reversed their long decline in June, when interest rates began to rise in anticipation of the widely expected increase in the fed funds rate. The increase responded to evidence of the quickening pace of the economy. Although corporate profits improved smartly in the latter part of 2003, job creation languished. Beginning in April of this year, a series of better-than-expected job reports convinced the market that historic low interest rates had at last succeeded in stimulating a recovery. The focus shifted to prospects for inflation and the steps the Fed might take to control it, accounting for the rise in rates.

   In terms of our strategy, we maintained a generally cautious duration stance. This approach was designed to more quickly capture the rising yields we were expecting to see near the end of the period. We modestly extended the Fund's average maturity from 56 days to 65 days, adding some longer-maturity issues we viewed as attractive.

   We expect yields to continue rising in line with "measured" rate increases. The Fed telegraphed its intentions earlier in the year well in advance of its change of course in order not to destabilize the markets. The strategy worked. Now it is saying it will likely stick to a policy of measured increases to keep inflation in check, while noting it will move aggressively if needed. We see nothing on the horizon to prompt it to ramp up rates and much to suggest it will maintain its gradualist approach.

   The Portfolio will continue to emphasize high quality securities to attempt to provide competitive returns without compromising safety or stability of principal. We appreciate your continued support and investment in the Portfolio.

CREDIT SUISSE ASSET MANAGEMENT, LLC

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

----------
* With waivers and reimbursements.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004(2)

                        SINCE      INCEPTION
          1 YEAR      INCEPTION       DATE
          ------      ---------    ---------
Class A     0.93%       1.37%       1/25/02
Class B     0.83%       1.27%       1/25/02
Class C     0.68%       1.11%       1/25/02

   PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE PORTFOLIO'S YIELD WILL FLUCTUATE. ALTHOUGH EACH PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH PORTFOLIO. AN INVESTMENT IN EACH PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

----------
(1) Recent and any future declines in interest-rate levels could cause this Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2)  Returns assume reinvestment of dividends.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)

   PAR                                                              RATINGS+
  (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%        VALUE
----------                                                        -------------   --------   -----   ---------------
ASSET BACKED COMMERCIAL PAPER (32.8%)
LOANED BACK ASSET BACKED COMMERCIAL PAPER (6.8%)
$   20,000   Atlantis One Funding Corp.                           (A-1+ , P-1)    09/01/04   1.254   $    19,956,944
    20,000   Moat Funding LLC                                     (A-1+ , P-1)    08/19/04   1.253        19,965,972
                                                                                                     ---------------
                                                                                                          39,922,916
                                                                                                     ---------------
MULTISELLER ASSET BACKED COMMERCIAL PAPER (18.8%)
    20,000   Delaware Funding Corp.                               (A-1+ , P-1)    07/15/04   1.121        19,991,289
    14,625   Maximillian Capital Corp.                             (A-1 , P-1)    07/02/04   1.101        14,624,553
    20,000   Park Avenue Receivables Corp.                         (A-1 , P-1)    07/14/04   1.121        19,991,911
    15,000   Perry Global Funding LLC                              (A-1 , P-1)    07/08/04   1.121        14,996,734
    15,000   Receivables Capital Corp.                            (A-1+ , P-1)    07/08/04   1.082        14,996,850
    25,000   Sigma Finance, Inc.                                  (A-1+ , P-1)    08/12/04   1.323        24,961,500
                                                                                                     ---------------
                                                                                                         109,562,837
                                                                                                     ---------------
SECURITIES ARBITRAGE ASSET BACKED COMMERCIAL PAPER (4.3%)
    25,000   Mane Funding Corp.                                   (A-1+ , P-1)    07/14/04   1.231        24,988,896
                                                                                                     ---------------
SINGLE SELLER ASSET BACKED COMMERCIAL PAPER (2.9%)
    17,000   Hertz Fleet Funding LLC                               (A-1 , P-1)    07/07/04   1.101        16,996,883
                                                                                                     ---------------
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $191,471,532)                                                  191,471,532
                                                                                                     ---------------
CERTIFICATES OF DEPOSIT (2.6%)
FINANCE (2.6%)
    15,000   HBOS Treasury Services PLC (Cost $15,000,000)        (A-1+ , P-1)    04/06/05   1.400        15,000,000
                                                                                                     ---------------
COMMERCIAL PAPER (20.8%)
BANKING (3.4%)
    20,000   Westpac Capital Corp.                                (A-1+ , P-1)    08/18/04   1.055        19,972,000
                                                                                                     ---------------
FINANCIAL SERVICES (14.0%)
    10,000   ABN Amro North America                               (A-1+ , P-1)    08/05/04   1.054         9,989,791
     6,500   Banque Generale du Luxembourg                        (A-1+ , P-1)    07/30/04   1.064         6,494,450
    15,000   General Electric Capital Corp.                       (A-1+ , P-1)    07/15/04   1.201        14,993,000
    15,000   Goldman Sachs Group, Inc.                             (A-1 , P-1)    08/13/04   1.303        14,976,708
    10,000   Goldman Sachs Group, Inc.                             (A-1 , P-1)    10/15/04   1.187         9,965,256
    25,000   Morgan Stanley                                        (A-1 , P-1)    07/01/04   1.061        25,000,000
                                                                                                     ---------------
                                                                                                          81,419,205
                                                                                                     ---------------
MEDICAL PRODUCTS & SUPPLIES (3.4%)
    19,985   Pfizer, Inc.                                         (A-1+ , P-1)    07/09/04   1.141        19,979,937
                                                                                                     ---------------
TOTAL COMMERCIAL PAPER (Cost $121,371,142)                                                               121,371,142
                                                                                                     ---------------
VARIABLE RATE CORPORATE OBLIGATIONS (16.3%)
BANKING (3.6%)
    21,000   Bank Of Nova Scotia##                                (A-1+ , P-1)    05/20/05   1.270        21,006,927
                                                                                                     ---------------
FINANCE (12.7%)
    16,000   General Electric Capital Corp. Global Notes##         (AAA , Aaa)    09/15/04   1.645        16,020,780
    28,000   Merrill Lynch & Company, Inc.##                       (A+ , Aa3)     08/17/04   1.190        28,000,000
    15,000   Wells Fargo & Co.##                                   (AA- , Aa1)    09/24/04   1.619        15,004,429
    15,000   Wells Fargo & Co.##                                   (AA- , Aa1)    09/17/04   1.550        15,008,177
                                                                                                     ---------------
                                                                                                          74,033,386
                                                                                                     ---------------
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $95,040,313)                                              95,040,313
                                                                                                     ---------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                              RATINGS+
  (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%        VALUE
----------                                                        -------------   --------   -----   ---------------
UNITED STATES AGENCY OBLIGATIONS (14.8%)
$    5,000   Fannie Mae Discount Notes                             (AAA , Aaa)    09/13/04   1.340   $     4,986,228
     5,000   Fannie Mae Discount Notes                             (AAA , Aaa)    09/17/04   1.340         4,985,483
     7,000   Fannie Mae Discount Notes                             (AAA , Aaa)    11/12/04   1.310         6,965,867
     7,000   Fannie Mae Discount Notes                             (AAA , Aaa)    01/07/05   1.310         6,951,603
     5,000   Federal Home Loan Bank                                (AAA , Aaa)    11/15/04   4.125         5,050,960
    25,000   Federal Home Loan Bank Bonds##                        (AAA , Aaa)    07/05/04   1.040        24,999,354
     9,000   Freddie Mac Discount Notes                            (AAA , Aaa)    10/07/04   1.240         8,969,620
     6,136   Freddie Mac Discount Notes                            (AAA , Aaa)    10/07/04   1.280         6,114,620
     6,500   Freddie Mac Discount Notes                            (AAA , Aaa)    01/11/05   1.220         6,457,266
     5,000   Freddie Mac Discount Notes                            (AAA , Aaa)    03/08/05   1.170         4,959,375
     6,000   Freddie Mac Discount Notes                            (AAA , Aaa)    04/05/05   1.380         5,936,060
                                                                                                     ---------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $86,376,436)                                                 86,376,436
                                                                                                     ---------------
REPURCHASE AGREEMENT (6.1%)
    35,997   Goldman Sachs Group, L.P. (Agreement
               dated 06/30/04, to be repurchased at
               $35,997,256, collateralized by
               $36,999,000 United States
               Treasury Note 1.625%
               due 10/31/05. Market Value of
               collateral is $36,717,201)
               (Cost $35,997,000)                                 (A-1+ , P-1)    07/01/04   1.440        35,997,000
                                                                                                     ---------------
TOTAL INVESTMENTS AT VALUE (93.4%) (Cost $545,256,423)                                                   545,256,423
OTHER ASSETS IN EXCESS OF LIABILITIES (6.6%)                                                              38,262,231
                                                                                                     ---------------
NET ASSETS (100.0%)                                                                                  $   583,518,654
                                                                                                     ===============

                Average Weighted Maturity -- 52 days (unaudited)

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of June 30, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)

   PAR                                                              RATINGS+
  (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%        VALUE
----------                                                        -------------   --------   -----   ---------------
UNITED STATES TREASURY OBLIGATIONS (1.3%)
TREASURY NOTES (1.3%)
$    2,000   United States Treasury Notes (Cost $2,034,723)        (AAA , Aaa)    11/15/04   5.875   $     2,034,723
                                                                                                     ---------------
UNITED STATES AGENCY OBLIGATIONS (83.6%)
     6,000   Fannie Mae                                            (AAA , Aaa)    03/29/05   1.400         6,000,000
    10,000   Fannie Mae Discount Notes                             (AAA , Aaa)    07/07/04   1.060         9,998,233
     5,000   Fannie Mae Discount Notes                             (AAA , Aaa)    07/21/04   1.100         4,996,944
     2,000   Fannie Mae Discount Notes                             (AAA , Aaa)    07/23/04   1.280         1,998,436
     5,000   Fannie Mae Discount Notes                             (AAA , Aaa)    08/11/04   1.120         4,993,622
    10,000   Fannie Mae Discount Notes                             (AAA , Aaa)    08/11/04   1.136         9,987,245
     2,000   Fannie Mae Discount Notes                             (AAA , Aaa)    09/13/04   1.340         1,994,491
     5,115   Fannie Mae Discount Notes                             (AAA , Aaa)    09/17/04   1.035         5,103,529
     1,000   Fannie Mae Discount Notes                             (AAA , Aaa)    09/17/04   1.340           997,097
     1,900   Fannie Mae Discount Notes                             (AAA , Aaa)    10/15/04   1.050         1,894,126
     1,300   Fannie Mae Discount Notes                             (AAA , Aaa)    10/15/04   1.340         1,294,871
     1,500   Fannie Mae Discount Notes                             (AAA , Aaa)    01/07/05   1.310         1,489,629
     5,000   Fannie Mae Discount Notes                             (AAA , Aaa)    03/04/05   1.195         4,959,171
     3,750   Fannie Mae Global Notes                               (AAA , Aaa)    08/15/04   6.500         3,773,690
     5,200   Fannie Mae Global Notes##                             (AAA , Aaa)    09/10/04   1.350         5,200,000
    10,000   Fannie Mae Notes##                                    (AAA , Aaa)    09/15/04   1.430         9,998,851
     5,000   Fannie Mae Global Notes##                             (AAA , Aaa)    09/23/04   1.489         5,000,253
    10,000   Federal Home Loan Bank Bonds##                        (AAA , Aaa)    07/05/04   1.040         9,999,742
     7,000   Federal Home Loan Bank Global Bonds##                 (AAA , Aaa)    09/15/04   1.435         7,000,277
     6,000   Federal Home Loan Bank Global Bonds                   (AAA , Aaa)    04/19/05   1.070         5,998,364
     4,000   Freddie Mac                                           (AAA , Aaa)    07/15/04   6.250         4,007,521
     3,500   Freddie Mac                                           (AAA , Aaa)    10/06/04   6.240         3,544,566
     1,300   Freddie Mac Discount Notes                            (AAA , Aaa)    07/15/04   1.125         1,299,431
     1,500   Freddie Mac Discount Notes                            (AAA , Aaa)    08/12/04   1.380         1,497,585
     5,000   Freddie Mac Discount Notes                            (AAA , Aaa)    09/24/04   1.250         4,985,243
     1,500   Freddie Mac Discount Notes                            (AAA , Aaa)    10/07/04   1.240         1,494,937
     1,500   Freddie Mac Discount Notes                            (AAA , Aaa)    01/11/05   1.220         1,490,138
     2,000   Freddie Mac Discount Notes                            (AAA , Aaa)    03/08/05   1.170         1,983,750
     1,000   Freddie Mac Discount Notes                            (AAA , Aaa)    04/05/05   1.380           989,343
     6,410   Freddie Mac Global Notes                              (AAA , Aaa)    08/15/04   4.500         6,434,851
                                                                                                     ---------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $130,405,936)                                               130,405,936
                                                                                                     ---------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                              RATINGS+
  (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%        VALUE
----------                                                        -------------   --------   -----   ---------------
REPURCHASE AGREEMENT (15.3%)
$   23,877   Goldman Sachs Group, L.P. (Agreement
               dated 6/30/04, to be repurchased at
               $23,877,646, collateralized by
               $22,333,000 U.S. Treasury Bond 6.00%
               due 2/15/26. Market Value of
               collateral is 24,355,199)
               (Cost $23,877,000)                                 (A-1+ , P-1)    07/01/04   1.440   $    23,877,000
                                                                                                     ---------------
TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $156,317,659)                                                  156,317,659
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                                               (312,443)
                                                                                                     ---------------
NET ASSETS (100.0%)                                                                                  $   156,005,216
                                                                                                     ===============

                Average Weighted Maturity -- 65 days (unaudited)

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of June 30, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                                                               PRIME         GOVERNMENT
                                                                             PORTFOLIO        PORTFOLIO
                                                                           -------------    -------------
ASSETS
    Investments at value (Cost $509,259,423, and $132,440,659,
      respectively) (Note 1)                                               $ 509,259,423    $ 132,440,659
    Repurchase agreement at value (Cost $35,997,000 and
      $23,877,000, respectively) (Note 1)                                     35,997,000       23,877,000
    Cash                                                                             222               85
    Receivable for portfolio shares sold                                      45,838,961               --
    Interest receivable                                                          239,022          465,881
    Prepaid expenses and other assets                                             66,824           35,369
                                                                           -------------    -------------
      Total Assets                                                           591,401,452      156,818,994
                                                                           -------------    -------------

LIABILITIES
    Advisory fee payable (Note 2)                                                 50,482              978
    Administrative services fee payable (Note 2)                                  62,778           16,519
    Distribution fee payable (Note 2)
      Class B                                                                     24,316            6,897
      Class C                                                                     18,630            3,014
    Payable for portfolio shares redeemed                                      7,585,048          759,855
    Dividend payable                                                              81,162               68
    Directors' fee payable                                                           119              119
    Other accrued expenses payable                                                60,263           26,328
                                                                           -------------    -------------
      Total Liabilities                                                        7,882,798          813,778
                                                                           -------------    -------------

NET ASSETS
    Capital stock, $0.001 par value (Note 3)                                     583,529          155,996
    Paid-in capital (Note 3)                                                 582,945,174      155,840,148
    Accumulated net realized gain (loss) on investments                          (10,049)           9,072
                                                                           -------------    -------------
      Net Assets                                                           $ 583,518,654    $ 156,005,216
                                                                           =============    =============

A SHARES
    Net assets                                                             $ 232,549,604    $  63,539,973
    Shares outstanding                                                       232,559,336       63,536,939
                                                                           -------------    -------------
    Net asset value, offering price, and redemption price per share        $        1.00    $        1.00
                                                                           =============    =============

B SHARES
    Net assets                                                             $ 260,230,371    $  79,002,545
    Shares outstanding                                                       260,228,992       78,998,260
                                                                           -------------    -------------
    Net asset value, offering price, and redemption price per share        $        1.00    $        1.00
                                                                           =============    =============

C SHARES
    Net assets                                                             $  90,738,679    $  13,462,698
    Shares outstanding                                                        90,740,375       13,460,974
                                                                           -------------    -------------
    Net asset value, offering price, and redemption price
      per share                                                            $        1.00    $        1.00
                                                                           =============    =============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)

                                                                               PRIME         GOVERNMENT
                                                                             PORTFOLIO        PORTFOLIO
                                                                           -------------    -------------
INTEREST INCOME (Note 1)                                                   $   3,620,973    $     910,770
                                                                           -------------    -------------

EXPENSES
    Investment advisory fees (Note 2)                                            652,777          164,737
    Administrative services fees (Note 2)                                        180,453           47,255
    Distribution fees (Note 2)
      Class B                                                                    165,704           40,597
      Class C                                                                    124,096           27,990
    Insurance expense                                                             33,553           12,589
    Custodian fees                                                                28,485            8,723
    Audit fees                                                                    24,599           11,577
    Registration fees                                                             21,778           20,657
    Legal fees                                                                    18,171           24,099
    Printing fees (Note 2)                                                        15,010           11,171
    Transfer agent fees                                                           12,180            3,123
    Directors' fees                                                                4,326            4,326
    Miscellaneous expense                                                         12,219            3,701
                                                                           -------------    -------------

      Total expenses                                                           1,293,351          380,545
    Less: fees waived (Note 2)                                                  (350,774)        (147,221)
                                                                           -------------    -------------

      Net expenses                                                               942,577          233,324
                                                                           -------------    -------------

        Net investment income                                                  2,678,396          677,446
                                                                           -------------    -------------

NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                         (1,502)           9,072
                                                                           -------------    -------------

    Net increase in net assets resulting from operations                   $   2,676,894    $     686,518
                                                                           =============    =============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                      PRIME PORTFOLIO                         GOVERNMENT PORTFOLIO
                                           ---------------------------------------   ---------------------------------------
                                           FOR THE SIX MONTHS                        FOR THE SIX MONTHS
                                                  ENDED            FOR THE YEAR             ENDED            FOR THE YEAR
                                             JUNE 30, 2004             ENDED           JUNE 30, 2004             ENDED
                                               (UNAUDITED)      DECEMBER 31, 2003        (UNAUDITED)      DECEMBER 31, 2003
                                           ------------------   ------------------   ------------------   ------------------
FROM OPERATIONS
  Net investment income                    $        2,678,396   $        7,144,677   $          677,446   $        1,436,963
  Net realized gain (loss) from
    investments                                        (1,502)              (8,547)               9,072                2,576
                                           ------------------   ------------------   ------------------   ------------------
    Net increase in net assets resulting
      from operations                               2,676,894            7,136,130              686,518            1,439,539
                                           ------------------   ------------------   ------------------   ------------------

FROM DIVIDENDS
  Dividends from net investment income
    Class A shares                                 (1,019,990)          (1,402,495)            (277,380)            (477,851)
    Class B shares                                 (1,351,701)          (4,855,155)            (328,909)            (782,120)
    Class C shares                                   (331,725)            (887,056)             (73,733)            (177,021)
                                           ------------------   ------------------   ------------------   ------------------
    Net decrease in net assets
      from dividends                               (2,703,416)          (7,144,706)            (680,022)          (1,436,992)
                                           ------------------   ------------------   ------------------   ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 3)
  Proceeds from sale of shares                  1,249,889,777        2,467,930,226          369,788,716        1,564,271,043
  Reinvestment of dividends                         2,095,058            6,463,033              636,345            1,339,242
  Net asset value of shares redeemed           (1,290,423,561)      (2,703,761,911)        (372,395,837)      (1,588,329,168)
                                           ------------------   ------------------   ------------------   ------------------
    Net decrease in net assets from
      capital share transactions                  (38,438,726)        (229,368,652)          (1,970,776)         (22,718,883)
                                           ------------------   ------------------   ------------------   ------------------
  Net decrease in net assets                      (38,465,248)        (229,377,228)          (1,964,280)         (22,716,336)

NET ASSETS
  Beginning of period                             621,983,902          851,361,130          157,969,496          180,685,832
                                           ------------------   ------------------   ------------------   ------------------
  End of period                            $      583,518,654   $      621,983,902   $      156,005,216   $      157,969,496
                                           ==================   ==================   ==================   ==================
  UNDISTRIBUTED NET INVESTMENT INCOME      $               --   $           25,020   $               --   $            2,576
                                           ==================   ==================   ==================   ==================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

                                                     FOR THE SIX
                                                     MONTHS ENDED                FOR THE YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004      ---------------------------------------------------
                                                     (UNAUDITED)            2003               2002             2001(1)
                                                    -------------      -------------      -------------      -------------
PER SHARE DATA
  Net asset value, beginning of period              $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                    -------------      -------------      -------------      -------------

INVESTMENT OPERATIONS
  Net investment income                                    0.0046             0.0105             0.0162             0.0016

LESS DIVIDENDS
  Dividends from net investment income                    (0.0046)           (0.0105)           (0.0162)           (0.0016)
                                                    -------------      -------------      -------------      -------------

NET ASSET VALUE, END OF PERIOD                      $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                    =============      =============      =============      =============

      Total return(2)                                        0.46%              1.06%              1.63%              0.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $     232,550      $     184,178      $     213,837      $     169,164
    Ratio of expenses to average net assets                  0.20%(3)           0.20%              0.18%              0.20%(3)
    Ratio of net investment income to average
      net assets                                             0.92%(3)           1.07%              1.62%              1.71%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.11%(3)           0.10%              0.17%              0.55%(3)

(1)  For the period November 28, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

                                                     FOR THE SIX
                                                     MONTHS ENDED                FOR THE YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004      ---------------------------------------------------
                                                     (UNAUDITED)            2003               2002             2001(1)
                                                    -------------      -------------      -------------      -------------
PER SHARE DATA
  Net asset value, beginning of period              $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                    -------------      -------------      -------------      -------------

INVESTMENT OPERATIONS
  Net investment income                                    0.0041             0.0095             0.0152             0.0015

LESS DIVIDENDS
  Dividends from net investment income                    (0.0041)           (0.0095)           (0.0152)           (0.0015)
                                                    -------------      -------------      -------------      -------------

NET ASSET VALUE, END OF PERIOD                      $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                    =============      =============      =============      =============

      Total return(2)                                        0.41%              0.95%              1.53%              0.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $     260,230      $     344,396      $     537,501      $          33
    Ratio of expenses to average net assets                  0.30%(3)           0.30%              0.28%              0.30%(3)
    Ratio of net investment income to average
      net assets                                             0.82%(3)           0.97%              1.52%              1.61%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.11%(3)           0.10%              0.12%              0.55%(3)

(1)  For the period November 28, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

                                                     FOR THE SIX
                                                     MONTHS ENDED                FOR THE YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004      ---------------------------------------------------
                                                     (UNAUDITED)            2003               2002             2001(1)
                                                    -------------      -------------      -------------      -------------
PER SHARE DATA
  Net asset value, beginning of period              $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                    -------------      -------------      -------------      -------------

INVESTMENT OPERATIONS
  Net investment income                                    0.0033             0.0080             0.0137             0.0014

LESS DIVIDENDS
  Dividends from net investment income                    (0.0033)           (0.0080)           (0.0137)           (0.0014)
                                                    -------------      -------------      -------------      -------------

NET ASSET VALUE, END OF PERIOD                      $      1.0000      $      1.0000      $      1.0000      $      1.0000
                                                    =============      =============      =============      =============

      Total return(2)                                        0.33%              0.80%              1.38%              0.14%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $      90,739      $      93,410      $     100,022      $          33
    Ratio of expenses to average net assets                  0.45%(3)           0.45%              0.43%              0.45%(3)
    Ratio of net investment income to average
      net assets                                             0.67%(3)           0.82%              1.37%              1.46%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.11%(3)           0.10%              0.12%              0.55%(3)

(1)  For the period November 28, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

                                                     FOR THE SIX
                                                     MONTHS ENDED       FOR THE YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004      --------------------------------
                                                     (UNAUDITED)            2003             2002(1)
                                                    -------------      -------------      -------------
PER SHARE DATA
  Net asset value, beginning of period              $      1.0000      $      1.0000      $      1.0000
                                                    -------------      -------------      -------------

INVESTMENT OPERATIONS
  Net investment income                                    0.0045             0.0107             0.0178

LESS DIVIDENDS
  Dividends from net investment income                    (0.0045)           (0.0107)           (0.0178)
                                                    -------------      -------------      -------------

NET ASSET VALUE, END OF PERIOD                      $      1.0000      $      1.0000      $      1.0000
                                                    =============      =============      =============

      Total return(2)                                        0.45%              1.07%              1.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $      63,540      $      42,619      $      82,938
    Ratio of expenses to average net assets                  0.20%(3)           0.20%              0.18%(3)
    Ratio of net investment income to average
      net assets                                             0.91%(3)           1.06%              1.55%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.18%(3)           0.18%              0.31%(3)

(1)  For the period January 25, 2002 (inception date) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

                                                     FOR THE SIX
                                                     MONTHS ENDED       FOR THE YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004      --------------------------------
                                                     (UNAUDITED)            2003             2002(1)
                                                    -------------      -------------      -------------
PER SHARE DATA
  Net asset value, beginning of period              $      1.0000      $      1.0000      $      1.0000
                                                    -------------      -------------      -------------
INVESTMENT OPERATIONS
  Net investment income                                    0.0040             0.0097             0.0169

LESS DIVIDENDS
  Dividends from net investment income                    (0.0040)           (0.0097)           (0.0169)
                                                    -------------      -------------      -------------

NET ASSET VALUE, END OF PERIOD                      $      1.0000      $      1.0000      $      1.0000
                                                    =============      =============      =============

      Total return(2)                                        0.40%              0.97%              1.71%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $      79,003      $      92,476      $      75,169
    Ratio of expenses to average net assets                  0.30%(3)           0.30%              0.28%(3)
    Ratio of net investment income to average
      net assets                                             0.81%(3)           0.96%              1.46%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.18%(3)           0.18%              0.16%(3)

(1)  For the period January 25, 2002 (inception date) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

                                                     FOR THE SIX
                                                     MONTHS ENDED       FOR THE YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004      --------------------------------
                                                     (UNAUDITED)            2003             2002(1)
                                                    -------------      -------------      -------------
PER SHARE DATA
  Net asset value, beginning of period              $      1.0000      $      1.0000      $      1.0000
                                                    -------------      -------------      -------------

INVESTMENT OPERATIONS
  Net investment income                                    0.0033             0.0082             0.0155

LESS DIVIDENDS
  Dividends from net investment income                    (0.0033)           (0.0082)           (0.0155)
                                                    -------------      -------------      -------------

NET ASSET VALUE, END OF PERIOD                      $      1.0000      $      1.0000      $      1.0000
                                                    =============      =============      =============

      Total return(2)                                        0.33%              0.82%              1.56%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $      13,463      $      22,874      $      22,578
    Ratio of expenses to average net assets                  0.45%(3)           0.45%              0.42%(3)
    Ratio of net investment income to average
      net assets                                             0.66%(3)           0.81%              1.31%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.18%(3)           0.18%              0.15%(3)

(1) For the period January 25, 2002 (inception date) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, ("the 1940 Act"). The Fund currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each a "Portfolio" and collectively, the "Portfolios"), which are contained in this report. The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

   The investment objective of each Portfolio is high current income, consistent with liquidity and stability of principal.

   Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares in the Portfolios represents an equal pro rata interest in the Portfolios, except that they bear different expenses, which reflect the difference in the range of services provided to them.

   Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Portfolio to maintain a stable net asset value of $1.00 per share. Each Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

   A) SECURITY VALUATION -- The net asset value of each Portfolio is determined at 12:00 pm eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolios' Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost involves valuing a Portfolio's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

   B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENTS -- Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM") serves as investment adviser for the Portfolios. For its investment advisory services, CSAM is entitled to receive a fee from each Portfolio at an annual rate of 0.20% of each Portfolio's average daily net assets. For the six months ended June 30, 2004, investment advisory fees earned and voluntarily waived were as follows:

                                       GROSS                       NET
          PORTFOLIO                 ADVISORY FEE    WAIVER     ADVISORY FEE
          ---------                 ------------  ----------   ------------
          Prime Portfolio             $ 652,777   $ (350,774)    $ 302,003
          Government Portfolio          164,737     (147,221)       17,516

   State Street Bank and Trust Company ("SSB"), serves as administrator to the Portfolios. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse Funds/Portfolios administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

          AVERAGE DAILY NET ASSETS                      ANNUAL RATE
          ------------------------                      -----------
          First $5 billion                   0.050% of average daily net assets
          Next $5 billion                    0.035% of average daily net assets
          Over $10 billion                   0.020% of average daily net assets

   For the six months ended June 30, 2004, administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

          PORTFOLIO                             ADMINISTRATIVE SERVICES FEE
          ---------                             ---------------------------
          Prime Portfolio                                $ 180,453
          Government Portfolio                              47,255

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI") currently serves as distributor of each Portfolio's shares. Pursuant to a distribution plan adopted by each Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.10% of the average daily net assets of the Class B shares of each Portfolio and at an annual rate of 0.25% of average daily net assets of the Class C shares of each Portfolio. CSAMSI may use this fee to compensate service organizations for distribution services. Class A shares of each Portfolio do not bear distribution expenses.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by each Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2004, Merrill was paid $3,466 for its services from each Portfolio.

NOTE 3. CAPITAL SHARE TRANSACTIONS

   Each Portfolio is authorized to issue nine billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:

                                                                 PRIME PORTFOLIO
                                   ----------------------------------------------------------------------------
                                                                      CLASS A
                                   ----------------------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                        JUNE 30, 2004 (UNAUDITED)                   DECEMBER 31, 2003
                                   ----------------------------------------------------------------------------
                                        SHARES              VALUE               SHARES              VALUE
                                   ----------------    ----------------    ----------------    ----------------
Shares sold                             769,967,915    $    769,967,915       1,369,161,401    $  1,369,161,401
Shares issued in reinvestment
  of dividends                              413,452             413,452             730,371             730,371
Shares redeemed                        (722,000,959)       (722,000,959)     (1,399,553,554)     (1,399,553,554)
                                   ----------------    ----------------    ----------------    ----------------
Net increase (decrease)                  48,380,408    $     48,380,408         (29,661,782)   $    (29,661,782)
                                   ================    ================    ================    ================

                                                                 PRIME PORTFOLIO
                                   ----------------------------------------------------------------------------
                                                                      CLASS B
                                   ----------------------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                        JUNE 30, 2004 (UNAUDITED)                   DECEMBER 31, 2003
                                   ----------------------------------------------------------------------------
                                        SHARES              VALUE               SHARES              VALUE
                                   ----------------    ----------------    ----------------    ----------------
Shares sold                             383,773,293    $    383,773,293         923,898,276    $    923,898,276
Shares issued in reinvestment
  of dividends                            1,350,821           1,350,821           4,845,879           4,845,879
Shares redeemed                        (469,276,760)       (469,276,760)     (1,121,839,977)     (1,121,839,977)
                                   ----------------    ----------------    ----------------    ----------------
Net decrease                            (84,152,646)   $    (84,152,646)       (193,095,822)   $   (193,095,822)
                                   ================    ================    ================    ================

                                                                 PRIME PORTFOLIO
                                   ----------------------------------------------------------------------------
                                                                      CLASS C
                                   ----------------------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                        JUNE 30, 2004 (UNAUDITED)                   DECEMBER 31, 2003
                                   ----------------------------------------------------------------------------
                                        SHARES              VALUE               SHARES              VALUE
                                   ----------------    ----------------    ----------------    ----------------
Shares sold                              96,148,569    $     96,148,569         174,870,549    $    174,870,549
Shares issued in reinvestment
  of dividends                              330,785             330,785             886,783             886,783
Shares redeemed                         (99,145,842)        (99,145,842)       (182,368,380)       (182,368,380)
                                   ----------------    ----------------    ----------------    ----------------
Net decrease                             (2,666,488)   $     (2,666,488)         (6,611,048)   $     (6,611,048)
                                   ================    ================    ================    ================

                                                               GOVERNMENT PORTFOLIO
                                   ----------------------------------------------------------------------------
                                                                      CLASS A
                                   ----------------------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                        JUNE 30, 2004 (UNAUDITED)                   DECEMBER 31, 2003
                                   ----------------------------------------------------------------------------
                                        SHARES              VALUE               SHARES              VALUE
                                   ----------------    ----------------    ----------------    ----------------
Shares sold                             252,772,207    $    252,772,207       1,214,532,221    $  1,214,532,221
Shares issued in reinvestment
  of dividends                              233,810             233,810             379,330             379,330
Shares redeemed                        (232,087,159)       (232,087,159)     (1,255,231,116)     (1,255,231,116)
                                   ----------------    ----------------    ----------------    ----------------
Net increase (decrease)                  20,918,858    $     20,918,858         (40,319,565)   $    (40,319,565)
                                   ================    ================    ================    ================

                                                               GOVERNMENT PORTFOLIO
                                   ----------------------------------------------------------------------------
                                                                      CLASS B
                                   ----------------------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                        JUNE 30, 2004 (UNAUDITED)                   DECEMBER 31, 2003
                                   ----------------------------------------------------------------------------
                                        SHARES              VALUE               SHARES              VALUE
                                   ----------------    ----------------    ----------------    ----------------
Shares sold                              92,120,111    $     92,120,111         311,379,208    $    311,379,208
Shares issued in reinvestment
  of dividends                              328,892             328,892             783,181             783,181
Shares redeemed                        (105,925,697)       (105,925,697)       (294,857,379)       (294,857,379)
                                   ----------------    ----------------    ----------------    ----------------
Net increase (decrease)                 (13,476,694)   $    (13,476,694)         17,305,010    $     17,305,010
                                   ================    ================    ================    ================

                                                               GOVERNMENT PORTFOLIO
                                   ----------------------------------------------------------------------------
                                                                      CLASS C
                                   ----------------------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                        JUNE 30, 2004 (UNAUDITED)                   DECEMBER 31, 2003
                                   ----------------------------------------------------------------------------
                                        SHARES              VALUE               SHARES              VALUE
                                   ----------------    ----------------    ----------------    ----------------
Shares sold                              24,896,398    $     24,896,398          38,359,614    $     38,359,614
Shares issued in reinvestment
  of dividends                               73,643              73,643             176,731             176,731
Shares redeemed                         (34,382,981)        (34,382,981)        (38,240,673)        (38,240,673)
                                   ----------------    ----------------    ----------------    ----------------
Net increase (decrease)                  (9,412,940)   $     (9,412,940)            295,672    $        295,672
                                   ================    ================    ================    ================

   On June 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolios was as follows:

                                   NUMBER OF    APPROXIMATE PERCENTAGE
          PORTFOLIO              SHAREHOLDERS    OF OUTSTANDING SHARES
          ---------              ------------   ----------------------
          Prime Portfolio
            Class A                    4                  94%
            Class B                    1                  99%
            Class C                    1                  99%

          Government Portfolio
            Class A                    3                  96%
            Class B                    1                  99%
            Class C                    1                  99%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 4. CONTINGENCIES

   In the normal course of business, the Portfolios may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
PRIVACY POLICY NOTICE (UNAUDITED)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
PROXY VOTING (UNAUDITED)

   The policies and procedures that the Portfolios use to determine how to vote proxies relating to their portfolio securities are available:

   - By calling 1-800-222-8977

   - On the Portfolios' website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-222-8977 - www.csam.com/us


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIMM-3-0604

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

               /s/ Michael E. Kenneally
               ------------------------
               Name:  Michael E. Kenneally
               Title: Chief Executive Officer
               Date:  September 1, 2004


               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Michael E. Kenneally
               ------------------------
               Name:  Michael E. Kenneally
               Title: Chief Executive Officer
               Date:  September 1, 2004

               /s/ MICHAEL A. PIGNATARO
               ------------------------
               Name:  Michael A. Pignataro
               Title: Chief Financial Officer
               Date:  September 1, 2004